NF_Fidelity Total International Index Fund_Institutional and Institutional Premium PRO -01 | Fidelity® Total International Index Fund
Fund Summary Fund/Class: Fidelity® Total International Index Fund/Institutional, Institutional Premium
Investment Objective
The fund seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees {- Fidelity® Total International Index Fund} - NF_Fidelity Total International Index Fund_Institutional and Institutional Premium PRO -01 - Fidelity® Total International Index Fund	Fidelity Total International Index Fund-Institutional Class	Fidelity Total International Index Fund-Institutional Premium Class
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.00%	1.00%

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® Total International Index Fund} - NF_Fidelity Total International Index Fund_Institutional and Institutional Premium PRO -01 - Fidelity® Total International Index Fund
		Fidelity Total International Index Fund-Institutional Class	Fidelity Total International Index Fund-Institutional Premium Class
Management fee		0.20%	0.20%
Distribution and/or Service (12b-1) fees		none	none
Other expenses	[1]	0.03%	none
Total annual operating expenses		0.23%	0.20%
Fee waiver and/or expense reimbursement	[2]	0.13%	0.13%
Total annual fund operating expense after fee waiver and/or expense reimbursement		0.10%	0.07%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class and Institutional Premium Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.10% and 0.07%. These arrangements will remain in effect through December 31, 2017. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Sell All Shares
Expense Example {- Fidelity® Total International Index Fund} - NF_Fidelity Total International Index Fund_Institutional and Institutional Premium PRO -01 - Fidelity® Total International Index Fund - USD ($)
	Fidelity Total International Index Fund-Institutional Class	Fidelity Total International Index Fund-Institutional Premium Class
1 year	$ 10	$ 7
3 years	$ 53	$ 43

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance.

Principal Investment Strategies
  Normally investing at least 80% of assets in securities included in the MSCI ACWI (All Country World Index) ex USA Investable Market Index and in depository receipts representing securities included in the index. The MSCI ACWI (All Country World Index) ex USA Investable Market Index is a market capitalization-weighted index designed to measure the investable equity market performance for global investors of large, mid, and small-cap stocks in developed and emerging markets, excluding the U.S.
  Using statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, earnings growth, country weightings, and the effect of foreign taxes to attempt to replicate the returns of the MSCI ACWI (All Country World Index) ex USA Investable Market Index.
  Lending securities to earn income for the fund.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign and Emerging Market Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from its index.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance
Performance history will be available for the fund after the fund has been in operation for one calendar year.